BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS
Schedule of details of the goodwill calculation, total consideration amount and the net assets acquired, details of cash outflow due to acquisition and fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition

The details of the goodwill calculation, total consideration amount and the net assets acquired are as follows (including IAS 29 impacts):

Total consideration amount	37,603
- Cash consideration amount	11,020
- Contingent consideration amount	26,583
Net assets acquired	(37,318)
Goodwill	285

NOTE 3 - BUSINESS COMBINATIONS (Continued)

The details of cash outflow due to acquisition are as follows:

Total cash paid	11,020
Cash and cash equivalent - acquired	(3,441)
Cash outflow due to acquisition	7,579

The fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition are as follows:

28 February 2022
Current assets
Cash and cash equivalents	3,442
Loan receivables	33,731
Other current assets	2,529
Total current assets	39,702

Non-current assets
Property and equipment	119
Intangible assets	906
Right of use assets	1,027
Total non-current assets	2,052

Total assets	41,754

Current liabilities
Trade payables	1,155
Provisions	1,013
Employee benefit obligations	354
Lease liabilities	1,063
Other current liabilities	218
Total current liabilities	3,803

Non-current liabilities
Employee benefit obligations	633
Total non-current liabilities	633

Total liabilities	4,436

Fair value of total net assets	37,318